Deferred Tax Balances - Deferred Tax Assets (Detail) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Set-off of deferred tax liabilities pursuant to set-off provisions	$ (140,561)	$ (5,437,450)
Net deferred tax assets	0	0
Employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	118,159	132,933
Accruals [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,861,214	265,728
Unrealized exchange (gain)/loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	2,973,710	0
Unused tax loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 4,812,522	$ 5,038,789